ROBIN S. YONIS
Vice President and
Investment Counsel
Office: (949) 219-6767
Fax: (949) 219-3706
Email: Robin.Yonis@PacificLife.com
February 6, 2006
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Funds (File Nos. 333-61366, 811-10385)
Dear Sir or Madam:
On behalf of Pacific Funds (the “Fund”), attached for electronic filing is Post-Effective Amendment No. 46 to the Fund’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933. This Post-Effective Amendment is filed for purposes of changing the portfolio manager for the PF Lazard International Value Fund.
Information that was not available at the time of the filing (e.g., performance and updated comparable account information) will be added in a 485(b) filing prior to the effective date.
As the facing sheet indicates, this Post-Effective Amendment is scheduled to become effective in 60 (sixty) days. No fees are required in connection with this filing. Please call me at the above number or Douglas P. Dick at (949) 442-6060 with any questions or comments regarding the attached.
Sincerely,
/s/ Robin S. Yonis
cc: Douglas P. Dick, Esq., Dechert LLP (w/attachment)